Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
In the opinion of the Company’s management, all adjustments, consisting of normal recurring accruals considered necessary for a fair presentation have been included on a quarterly basis.

	2014 Quarter Ended				2013 Quarter Ended
	Mar-31	Jun-30	Sep-30	Dec-31	Mar-31	Jun-30	Sep-30	Dec-31
Revenues	$5,467	$13,180	$12,608	$17,732	$—	$—	$—	$—
Operating loss	(11,157)	(15,289)	(19,069)	(71,973)	—	(1)	(675)	(4,829)

Net loss	(10,656)	(15,002)	(18,909)	(71,998)	—	(1)	(2,737)	(3,569)

Net loss per share Basic (2)	$(0.08)	$(0.11)	$(0.14)	$(0.48)	$—	$—	$(0.08)	$(0.04)

Net loss per share Diluted(2)	(0.08)	(0.11)	(0.14)	(0.48)	—	—	(0.08)	(0.04)

Weighted average common shares outstanding- Basic	132,610,911	133,236,911	133,248,016	151,119,957	1,500	1,500	33,453,698	91,023,403
Weighted average common shares outstanding- Diluted	132,910,911	133,236,911	133,248,016	151,119,957	1,500	1,500	33,453,698	91,023,403